AS FILED WITH THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON  FEBRUARY  13, 2004
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                   [ X ]

             Pre-Effective Amendment No. ___                               [   ]

             Post-Effective Amendment No. 163                              [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:           [ X ]

                              Amendment No. 164                            [ X ]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                                 (414) 765-5344
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b).
[ X ]   on February 16, 2004 pursuant to paragraph (b).
[   ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on (date) pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]   this  post-effective  amendment designates  a new  effective  date for a previously filed post-effective amendment



                             DAL INVESTMENT COMPANY





                                      FUNDX
                                 UPGRADER FUNDS



                               FundX Upgrader Fund
                         FundX Aggressive Upgrader Fund
                        FundX Conservative Upgrader Fund
                           FundX Flexible Income Fund

               each a series of Professionally Managed Portfolios



     FundX Upgrader Fund, FundX Aggressive Upgrader Fund, and FundX Conservative Upgrader Fund are each mutual funds that seek long-term capital appreciation. FundX Flexible Income Fund is a mutual fund that seeks to generate total return, which is capital appreciation plus current income. Each Fund will pursue its objectives by investing exclusively in shares of other mutual funds. DAL Investment Company, LLC is the investment advisor to the Funds.


These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                The date of this Prospectus is February 16, 2004




                                Table of Contents

AN OVERVIEW OF THE FUNDS: RISK/RETURN SUMMARY..................................3
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.....................11
PRINCIPAL RISKS OF INVESTING IN THE FUNDS.....................................16
INVESTMENT ADVISOR TO THE FUNDS...............................................20
SHAREHOLDER INFORMATION.......................................................21
DIVIDENDS AND DISTRIBUTIONS...................................................26
TAXES.........................................................................27
FINANCIAL HIGHLIGHTS..........................................................28
PRIVACY NOTICE.................................................INSIDE BACK COVER


More detailed information on all subjects covered in this Prospectus is contained in the Funds' Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this Prospectus should request the SAI and review it before purchasing shares of the Funds. The Funds have not authorized others to provide additional information. The Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.



                  An Overview of the Funds: Risk/Return Summary

What are the Funds' Investment Objectives?

The investment objective of the FundX Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Aggressive Upgrader Fund ("Aggressive Fund") is to maximize capital appreciation over the long term without regard to income.

The investment objective of the FundX Conservative Upgrader Fund ("Conservative Fund") is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

The investment objective of the FundX Flexible Income Fund ("Flexible Income Fund") is to generate total return, which is capital appreciation plus current income.

What are the Funds' Principal Investment Strategies?

While the Funds each possess their own investment objective, each Fund seeks to achieve its investment objective by investing primarily in noload and load-waived mutual funds, sometimes referred to in this Prospectus as the "Underlying Funds." Some of the Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities), some concentrate in certain industries or sectors, and others invest in a variety of securities. Furthermore, various Underlying Funds may emphasize either value or growth styles of investing or a combination.

Consistent with each Fund's investment objective, the investment advisor to the Funds, DAL Investment Company, LLC (the "Advisor") uses an "Upgrading" investment strategy to choose and manage the Underlying Funds. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the top performing funds within a given style and risk class, and staying with those funds as long as they continue providing superior results. (Please see "Investment Objectives and Principal Investment Strategies.")

Because each of the Funds will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.

What are the Principal Risks of Investing in the Funds?

There is the risk that you could lose money on your investment in a Fund and no Fund can give any assurance that it will meet its investment objective. The following risks could affect the value of your investment:

o Market Risk - The value of a Fund's shares will go up and down based on the performance of the mutual funds it owns and other factors affecting the securities markets generally.

o Price Volatility - The Underlying Funds invest primarily in common stocks and the market for these securities can be volatile. The value of a Fund's shares may fluctuate significantly in the short term.

o Management Risk - The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments--including the ability of the investment advisory organizations that manage the Underlying Funds to assess economic conditions and investment opportunities--may not result in an increase in the value of your investment or in overall performance equal to other investments.

o Foreign Securities Risk - At times, Underlying Funds held in one or more of a Fund's portfolio may have significant investments in foreign securities. Foreign investments by the Underlying Funds involve additional risks, including changing currency values, different political and regulatory environments and other overall economic factors in the countries where the Underlying Funds invest.


o Emerging Markets Risk - The Underlying Funds may invest in issuers located in emerging markets, which are the markets of countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.


o Non-Diversification Risk - Underlying Funds that are non-diversified may invest a larger percentage of their assets in individual companies than a mutual fund that is diversified. This may result in a Fund's share price being more volatile than if it did not invest in non-diversified Underlying Funds.

The Aggressive Fund is subject to the following additional principal risk:

o Short Sales Risk - At times, some of the Underlying Funds will engage in short sales which may result in a fund's investment performance suffering if it is required to close out a short position earlier than it had intended.


In addition, the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund are subject to the following additional principal risks:

o Small Company Risk - Securities of small companies involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.

o Concentration Risk - To the extent Underlying Funds concentrate their investments in a particular industry or sector, a Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

The FundX Upgrader Fund, the Conservative Fund and the Flexible Income Fund are also subject to additional principal risk:

o Interest Rate and Credit Risk - These risks apply to the extent the Underlying Funds hold fixed-income securities. Interest rates may go up resulting in a decrease in the value of the securities held by the Underlying Funds. Longer maturities generally involve greater risk than shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due. A Fund may invest directly in Underlying Funds that focus on or that may have a portion of their portfolios invested in securities rated below investment grade. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

o High Yield Risk - The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default. Additionally, these instruments are generally unsecured and may be subordinated to other creditor's claims.

Who may want to Invest in the Funds?

The FundX Upgrader Fund may be appropriate for long-term investors who are willing to accept an above-average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings. This Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Aggressive Fund may be appropriate for long-term investors who are willing to accept a considerable level of market risk associated with investing in a portfolio that depends exclusively on the value of common stock holdings concentrated in one or more sectors or industries. This Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

The Conservative Fund may be appropriate for long-term investors who are willing to accept an average level of market risk associated with investing in a portfolio that depends largely on the value of common stock holdings and some fixed-income investments. This Fund may not be appropriate for investors primarily seeking regular income or stability of principal or those pursuing a short-term goal.

The Flexible Income Fund may be appropriate for investors seeking growth of capital and current income consistent with the assumption of a low to moderate level of market risk associated with investing in a portfolio that depends largely on the value of fixed-income securities. This Fund may not be appropriate for investors seeking capital appreciation or to avoid current income.

What is the Funds' Investment Performance?


The following performance information indicates some of the risks of investing in the Funds. The bar charts below illustrate how the Funds' total returns have varied from year to year. The table below illustrates the Funds' average total returns over time compared with broad-based market indices. After tax total returns as shown in the tables below are intended to show the impact of assumed federal income taxes on an investment in the Funds. The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns below are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"). The Funds' past performance, before and after taxes, is not necessarily an indication of how the Funds will perform in the future.

FundX Upgrader Fund

               Calendar Year Total Return as of December 31, 2003
[BAR CHART]


2002:  -15.07%
2003:   33.13%


During the period shown in the bar chart, the Fund's highest quarterly return was 18.41% for the quarter ended June 30, 2003, and the lowest quarterly return was -15.24% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2003

--------------------------------------------------------------------------------
                                                                Since Inception
FundX Upgrader Fund                                     1 Year    (11/01/01)
                                                        ------    ----------
    Return Before Taxes                                  33.13%     9.39%
    Return After Taxes on Distributions                  33.13%     9.25%
    Return After Taxes on Distributions and
       Sale of Fund Shares                               21.53%     7.95%
--------------------------------------------------------------------------------
S&P 500 Index(1)                                         28.69%     2.92%
--------------------------------------------------------------------------------
Wilshire 5000 Index(2)                                   29.43%     3.61%
--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(2) The Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. As of 12/03, the Index was comprised of over 5,244 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.


FundX Aggressive Upgrader Fund


               Calendar Year Total Return as of December 31, 2003

[BAR CHART]
2003:   41.81%

During the period shown in the bar chart, the Fund's highest quarterly return was 21.13% for the quarter ended June 30, 2003, and the lowest quarterly return was -5.23% for the quarter ended March 31, 2003.

Average Annual Total Returns as of December 31, 2003

--------------------------------------------------------------------------------
                                                                 Since Inception
FundX Aggressive Upgrader Fund                      1 Year          (7/01/02)
                                                    ------          ---------
    Return Before Taxes                              41.81%         18.58%
    Return After Taxes on Distributions              41.81%         18.58%
    Return After Taxes on Distributions and
       Sale of Fund Shares                           27.18%         15.89%
--------------------------------------------------------------------------------
S&P 500 Index(1)                                     28.69%         11.64%
--------------------------------------------------------------------------------
Wilshire 5000 Index(2)                               29.43%         11.52%
--------------------------------------------------------------------------------
Russell 2000(3)                                      47.25%         17.22%
--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(2) The Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. As of 12/03, the Index was comprised of over 5,244 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.
(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. It reflects no deduction for fees, expenses or taxes and does include reinvested dividends.

FundX Conservative Upgrader Fund


               Calendar Year Total Return as of December 31, 2003

[BAR CHART]
2003:   29.07%


During the period shown in the bar chart, the Fund's highest quarterly return was 15.52% for the quarter ended June 30, 2003, and the lowest quarterly return was -4.69% for the quarter ended March 31, 2003.

Average Annual Total Returns as of December 31, 2003

--------------------------------------------------------------------------------
                                                                 Since Inception
FundX Conservative Upgrader Fund                    1 Year          (7/01/02)
                                                    ------          ---------
    Return Before Taxes                              29.07%         10.72%
    Return After Taxes on Distributions              28.95%         10.65%
    Return After Taxes on Distributions and
        Sale of Fund Shares                          18.88%          9.10%
--------------------------------------------------------------------------------
S&P 500 Index(1)                                     28.69%         11.64%
--------------------------------------------------------------------------------
Wilshire 5000 Index(2)                               29.43%         11.52%
--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(2) The Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. As of 12/03, the Index was comprised of over 5,244 companies. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.


FundX Flexible Income Fund


               Calendar Year Total Return as of December 31, 2003

[BAR CHART]
2003:   15.78%

During the period shown in the bar chart, the Fund's highest quarterly return was 6.30% for the quarter ended December 31, 2003, and the lowest quarterly return was 1.58% for the quarter ended March 31, 2003.

Average Annual Total Returns as of December 31, 2003
--------------------------------------------------------------------------------
                                                                 Since Inception
FundX Flexible Income Fund                           1 Year         (7/01/02)
                                                     ------         ---------
    Return Before Taxes                              15.78%          11.95%
    Return After Taxes on Distributions              14.97%          11.42%
    Return After Taxes on Distributions and
        Sale of Fund Shares                          10.19%           9.85%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)                        4.11%           6.95%
--------------------------------------------------------------------------------

(1) The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.


What are the Fees and Expenses Associated with Investing in the Funds?
The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees                                                        None
(fees paid directly from your investment)

                                                                   FundX
Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets) Upgrader   Aggressive   Conservative  Flexible
                                                Fund   Upgrader Fund Upgrader Fund Income Fund
                                              -------- ------------- ------------- -----------

Management Fee                                   1.00%     1.00%         1.00%         0.70%
Distribution (Rule 12b-1) Fees(2)                0.00%     0.00%         0.00%         0.00%
Other Expenses(3)                                0.34%     1.94%         1.96%         1.90%
                                                 -----     -----         -----         -----
Total Annual Fund Operating Expenses             1.34%     2.94%         2.96%         2.60%
         Less Expense Reimbursement              0.00%    -1.44%        -1.46%        -1.61%
                                                 -----    ------        ------        ------
Net Annual Fund Operating Expenses(4)            1.34%     1.50%         1.50%         0.99%
                                                 =====     =====         =====         =====


---------------
(1) To the extent that a Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in other mutual funds, the Fund will incur higher expenses than indicated in the table above or example below. For each Fund, the actual expenses are expected to vary with changes in the allocation of each Fund's assets among the various Underlying Funds in which each Fund invests.

(2) The Funds have not implemented a distribution plan pursuant to Rule 12b-1. Each Fund may, however, invest in Underlying Funds that charge 12b-1 fees.

(3) Other Expenses include custodian, transfer agency, and other customary Fund expenses and are based on each Fund's prior fiscal year.
(4) The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund for at least the period shown in the Example below and for an indefinite period thereafter to ensure that Total Fund Operating Expenses will not exceed 1.50% for the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund, and 0.99% for the Flexible Income Fund. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of a Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time but the Advisor may not do so without the approval of the Trustees. The Advisor intends that the total expenses of the Underlying Funds in which the Funds invest will range from 0.25% and 2.32%. However, because the Advisor selects Underlying Funds without regard to expense (see "Investment Objectives and Principal Investment Strategies"), the range of actual expenses of the Underlying Funds are expected to vary with changes in the allocation of each Fund's assets among various Underlying Funds, and may be more or less than the range shown above.

Examples

The Examples below are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, dividends and distributions are reinvested and a Fund's operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


-------------------------------- ------- --------- ------------- ---------------
Fund                              1 Year  3 Years    5 Years        10 Years
-------------------------------- ------- --------- ------------- ---------------
FundX Upgrader Fund               $136     $425       $734          $1,613
FundX Aggressive Upgrader Fund    $153     $474       $818          $1,791
FundX Conservative Upgrader Fund  $153     $474       $818          $1,791
FundX Flexible Income Fund        $101     $315       $547          $1,213
-------------------------------- ------- --------- ------------- ---------------

            Investment Objectives and Principal Investment Strategies

As noted in the "An Overview of the Funds" section of the Prospectus, each Fund pursues its own investment objective.

The investment objective of the FundX Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

The investment objective of the Conservative Fund is also to obtain capital appreciation over the long term, but with a goal of reducing the volatility of the fund, and will at times provide a low level of current income.

The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.


Each Fund seeks to achieve its investment objective by investing primarily in noload and load-waived Underlying Funds. Although each Fund primarily invests in noload and load-waived mutual funds, the Funds are not precluded from investing in Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%. Each Fund will invest primarily in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by a Fund likely will have certain investment policies, and use certain investment practices that may be different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.

In selecting investments for the Funds' portfolios, the Advisor employs an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class. Continually upgrading refers to the ongoing process of (1) classifying funds by risk, (2) ranking the funds based on performance using the Advisor's proprietary methodology, and (3) adjusting a Fund's portfolio holdings to upgrade from under-performing funds to those that rank higher as a result of this analysis. The Advisor's Upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 33 years. Upgrading is based upon the observation that few, if any, money managers consistently excel. The Advisor believes that every professional money manager has a particular style that works well in some, but not all market environments. Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc. Leadership changes because economic conditions change. But based on the Advisor's observations, most fund managers don't change their particular styles when the market leadership changes.


The Advisor's approach is to combine the talents and research of those it believes to be the country's leading money managers to seek superior returns. The Upgrading system is designed to be a logical system of investing with top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes this continuous process can provide an effective way to participate successfully in a broad range of opportunities as they develop. This strategy is effective only because of minimal, if any, transaction costs using noload or load-waived funds.

The Advisor's Upgrading strategy has been featured in Money, Barron's, Forbes, Business Week, Personal Finance, Financial World, and MSN/CBS Investing.com.

The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time. Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders. In the Advisor's view, the noload advantage, properly used, makes it possible to succeed with the best mutual funds while they are performance leaders. Making investment decisions based on near-term performance, however, exposes the Funds to the risk of buying Underlying Funds immediately following a sudden brief surge in performance, which may be followed by a subsequent drop in market value. Further, focusing on current market leaders might expose the Funds to the risk of becoming concentrated in particular investment styles, geographic regions or industry sectors at different times because those styles, regions or sectors are generating the best current performance.

In general, the Advisor selects mutual funds that the Advisor believes offer above-average prospects for achieving their goals of either capital growth or capital preservation. The Advisor believes such funds can be identified primarily through current performance. Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records, and then ranked based on recent performance. The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 750 funds, including FundX Scores and Ranks. Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds not available to the general public but available to the Advisor.

The Advisor uses a proprietary system as its primary screen to classify funds according to risk based primarily on their historical performance, with emphasis on their downside records. As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system based on one-month, three-month, six-month, and twelve-month total returns. Five different classes of funds are categorized based on different risk characteristics, which include:


            ------------------ ------------------------------------------
            Class              Risk Profile
            ------------------ ------------------------------------------
            Class 1            Most Speculative Funds
            Class 2            Speculative Funds
            Class 3            High Quality Growth Funds
            Class 4            Total Return Funds
            Class 5            Fixed-Income Funds
            ------------------ ------------------------------------------

The Underlying Funds in which the Funds invest are principally chosen from the above five categories as described in more detail in "More on the Advisor's Classification Process" on page 16 of this Prospectus.

The Funds

FundX Upgrader Fund

Under normal market conditions, the FundX Upgrader Fund will typically maintain a core holding of Class 3 funds. However, at the Advisor's discretion, the Fund may invest a portion of the Fund's portfolio in other Classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 funds, or believes the market dictates that the Fund should be more defensive and hold Class 4 funds. While the Underlying Funds in Class 3 will generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds, and $2.5 billion or less to be small capitalization funds.


The term Investment Grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as the S&P.


At times, the Fund may have exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (i.e., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investments in Class 4 funds are intended to reduce the risk and potential volatility of the underlying stocks held by the common stock funds in which the Fund will hold, although there can be no assurance that fixed-income fund holdings will be able to moderate risk in this manner. The Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Furthermore, the Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity securities of companies located in countries considered to have emerging markets or developing economies. The Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (MSCI) Index.


FundX Aggressive Upgrader Fund

Under normal market conditions, the Aggressive Fund will typically maintain a core holding of Class 3 funds. However, at the Advisor's discretion, the Fund may be invested as much as 100% in Underlying Funds from Classes 1 and 2. While the Underlying Funds in Class 3 will generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and 2 funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization. In addition, some of the Underlying Funds in which the Aggressive Fund invests may engage in short sale transactions, where the Fund sells securities it does not own in anticipation of a decline in the value of securities, specific industries, or the market as a whole.


The Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Furthermore, the Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity securities of companies located in countries considered to have emerging markets or developing economies. The Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (MSCI) Index.


FundX Conservative Upgrader Fund

Under normal market conditions, the Conservative Fund will invest almost exclusively in shares of Class 3 and 4 funds. These Underlying Funds generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization. In addition, at times the Fund may have unlimited exposure to Class 4 funds, with investment objectives that incorporate both income and capital appreciation (i.e., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Investment in Class 4 funds is intended to reduce the risk and potential volatility of the underlying stocks held by common stock funds which the Fund will hold, although there can be no assurance that fixed-income fund holdings will be able to moderate risk in this manner.


The Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Furthermore, the Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity securities of companies located in countries considered to have emerging markets or developing economies. The Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (MSCI) Index.


FundX Flexible Income Fund

Under normal market conditions, the Flexible Income Fund invests exclusively in shares of Class 4 and 5 funds. These underlying Funds will generally possess investment objectives that incorporate both income and capital appreciation (i.e., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). Under many circumstances, the Flexible Income Fund will be invested in pure fixed-income funds that may include any type of fixed-income security (e.g., high-yield, convertible bonds, etc.). In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the Fund will actively vary its investments in fixed-income funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor will cushion market volatility during periods of decline in the equity market. While the fixed-income component of the Flexible Income Fund may not strictly adhere to the "Upgrading" investment strategy, the Advisor will focus on those equity funds determined to be the current top performing funds within Class 4. It is possible that the Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

All Funds

Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses. An Underlying Fund may limit a Fund's ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund's overall limit on illiquid securities. For example, no Underlying Fund is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying Fund's shares during any period of less than 30 days. As a result, to the extent that a Fund owns more than 1% of an Underlying Fund's shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations. Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Furthermore, the Funds will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees. If a Fund invests in an Underlying Fund that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load.


Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds; though the Advisor does not anticipate that a Fund's annual portfolio turnover rate will regularly achieve portfolio turnover rates substantially in excess of 200%. A high portfolio turnover rate (100% or more) may result in the realization and distribution to Fund shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund's performance.


For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Up to 25% of a Fund's assets may be invested in shares of a single Underlying Fund. A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

                    Principal Risks of Investing in the Funds

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk. All investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors. Therefore, the Funds cannot give any assurance that their investment objectives will be achieved. The following list sets forth more information about the principal risks that apply to the Funds. The following risks apply to each Fund unless otherwise noted.

MARKET RISK. The Funds' assets will be invested in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in the Funds depends on the value of the Underlying Funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested. Fluctuations in the value of equity securities will occur based on the earnings of the issuing company and on general industry and market conditions. Equity markets can be volatile.

SMALL COMPANY RISK. To the extent that the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund invest in Underlying Funds that invest in small capitalization companies, your investment will be subject to small company risk
- the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors. Small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors, who may prefer to hold securities of large capitalization companies. The Advisor will attempt to hold small company funds only when small company stocks are outperforming large company stocks.

INTEREST AND CREDIT RISK. These risks apply to the extent that the Underlying Funds comprising the FundX Upgrader Fund, the Conservative Fund and the Flexible Income Fund's portfolios hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock. Generally, the value of a fixed-income portfolio will decrease when interest rates rise. Under these circumstances, an Underlying Fund's net asset value may also decrease. Also, fixed-income securities with longer maturities generally involve greater risk than securities with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

HIGH-YIELD RISK. The Flexible Income Fund may invest in Underlying Funds that focus on investment in securities rated below investment grade. Furthermore, some Underlying Funds in which the FundX Upgrader Fund and the Conservative Fund may purchase may have a portion of their portfolios invested in such bonds. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.


FOREIGN SECURITIES RISK. To the extent that one or more Underlying Funds invest in securities of foreign companies, your investment in a Fund is subject to foreign securities risks. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

EMERGING MARKETS RISK. In addition to developed markets, the Underlying Funds in which the FundX Upgrader Fund, the Aggressive Fund, and the Conservative Fund invest may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.


NON-DIVERSIFICATION RISK. Some of the Underlying Funds may be non-diversified under the Investment Company Act of l940 (the "1940 Act"). This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of an issuer. Therefore, the value of the Underlying Fund's shares may be volatile and fluctuate more than shares of an Underlying Fund that invests in a broader range of issuers.

CONCENTRATION RISK. It is anticipated that the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund will invest in Underlying Funds with concentrated investments. In the case of an Underlying Fund that concentrates its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.


DERIVATIVE RISK. Some Underlying Funds may use derivative instruments because their value derives from the value of an underlying asset, currency or index.
Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.


SHORT SALE RISK. Some of the Underlying Funds in which the Aggressive Fund invests will engage in short sales which may result in a fund's investment performance suffering if it is required to close out a short position earlier than it had intended. This would occur if the lender required such fund to deliver the securities the fund borrowed at the commencement of the short sale and the fund was unable to borrow the securities from other securities lenders. Furthermore, until a fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.

LEVERAGE RISK. Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

                  More on the Advisor's Classification Process

The Advisor has constructed four risk classes for equity funds. Bond funds are grouped into a fifth class. Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds. For instance, rather than isolating international funds from domestic, the Advisor groups them with others with similar downside risk. This allows the best to rise to the top, whatever their investment approach might be. There is some overlap; occasionally you may find a Class 2 fund showing no more volatility than a typical Class 3 fund. Furthermore, the Advisor occasionally re-classifies funds when new information indicates a change is in order. Overall, however, the classifications below provide a realistic indication of what we might expect from a fund.

Class 1: Growth - Most Speculative Stock Funds
Includes funds that focus on special investments, industries or market sectors. Class 1 funds may invest in small, new and/or unseasoned companies, many of which have high portfolio turnover. International funds may concentrate in a particular country or region, including "emerging markets" or economies not considered mature. These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2: Growth - Speculative Stock Funds
Includes funds invested in small or mid-sized companies. Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. These funds mostly hold common stocks but may contain convertible bonds or other instruments. These funds may have moderate to high portfolio turnover.

Class 3: Growth - Higher Quality Stock Funds
In general, Class 3 funds are comprised of diversified portfolios invested in well-established companies. Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions. International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan). Primary objectives among these funds include long-term growth with little emphasis on income.

Class 4: Total Return (or Balanced) Funds
These funds include a wide variety of investment strategies, usually including common stocks. Often these funds hold income-generating instruments to lower portfolio volatility. Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5: Fixed-Income - Bonds
In general, these funds have a primary objective of current income and preservation of capital. This class is divided into categories of fixed-income securities that are further divided by duration and maturity. It is not, however, the Advisor's intention to purchase funds to achieve a particular tax result.

                         Investment Advisor to the Funds


DAL Investment Company, LLC, the Advisor, is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. The Advisor pioneered the use of noload mutual funds for managing large personal, corporate and retirement accounts. As of the date of this prospectus, the Advisor presently has assets under management of approximately 850 million. The Advisor supervises each Fund's investment activities and determines which investments are purchased and sold by the Funds. The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee that is calculated at the annual rate of 1.00% of the Fund's average daily net assets. The Flexible Income Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets. For the fiscal year ended October 31, 2003, the Advisor received management fees of 1.00% of the FundX Upgrader Fund's average daily net assets. For the fiscal year ended October 31, 2003, the Advisor waived all management fees for the Aggressive Fund, the Conservative Fund, and the Flexible Income Fund.


Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor's organization. No one person is solely responsible for the day-to-day management of a Fund's portfolio.

Fund Expenses

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses of each Fund for an indefinite period to ensure that Total Annual Fund Operating Expenses will not exceed 1.50% of average daily net assets for each of the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund, and 0.99% for the Flexible Income Fund. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees, who may terminate the reimbursement arrangement at any time. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             Shareholder Information

Buying Fund Shares
To open an account, you must invest at least the minimum amount.

                                       To Open             To Add to
       Minimum Investments          Your Account         Your Account
   -----------------------------    ------------         -------------
   Regular Accounts                    $2,500                $100
   Retirement Accounts                 $1,000                $100

Shares of a Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the Funds to receive purchase orders. The minimum initial investment for regular accounts is $2,500 and for retirement and other tax-deferred accounts (IRAs, UGMA/UTMA accounts, SEP-IRAs, pension and profit sharing plans, etc.), is $1,000. Initial investments may be made in any amount in excess of this amount. After you have opened your Fund account, you may also make automatic subsequent monthly investments of $100 or more through an Automatic Investment Plan. A Fund may waive minimum investment requirements from time to time. To establish an automatic investment plan, the Fund requires a minimum initial investment of $500 for all accounts.


The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

You may purchase shares of a Fund by check or wire. All purchases by check must be in U.S. dollars. The Funds do not accept payment in cash, including cashier's checks or money orders. Also, to prevent check fraud, the Funds do not accept third party checks, U.S. treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled. A charge may be imposed if your check does not clear. The Funds are not required to issue share certificates.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund's best interest. For example, a purchase order may be refused if, in the Advisor's opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.


By Check

To open an account, complete the Account Application Form included with this Prospectus and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check (made payable to the applicable Fund) and send it together with the most recent confirmation statement received from the Funds' transfer agent, U.S. Bancorp Fund Services, LLC ("Transfer Agent") and mail it together in the envelope provided with your statement or to the P.O. Box below. No third party checks or cash will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

  Regular Mail                             Overnight Delivery
  [Name of Fund]                           [Name of Fund]
  c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
  P.O. Box 701                             615 E. Michigan Street, Third Floor
  Milwaukee, WI 53202                      Milwaukee, WI  53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Wire

If you are making your first investment in a Fund, before you wire funds you should call the Transfer Agent at (866) 455-FUND [3863] between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application Form included with this Prospectus. Include the date and the order confirmation number on the Account Application Form and mail the completed Account Application Form to the address at the top of the Account Application Form. Your bank should transmit immediately available funds by wire in your name to:


                  U.S. Bank, National Association
                  777 E. Wisconsin Ave.
                  Milwaukee, WI 53202
                  ABA #: 075000022
                  Credit:           U.S. Bancorp Fund Services, LLC
                  Account #:        112-952-137
                  FFC:              [Name of Fund]
                                    Shareholder Registration
                                    Shareholder Account Number (if known)


If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to a Fund.

You may buy and sell shares of a Fund through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the applicable Fund. The broker or agent holds your shares in an omnibus account in the broker or agent's name, and the broker or agent maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker or its agent may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of a Fund's prospectus.

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application Form. The Funds may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plan

The Funds offer an Individual Retirement Account ("IRA") plan. You may obtain information about opening an account by calling (866) 455-FUND [3863]. If you wish to open another type of retirement plan, please contact the Distributor.

Selling (Redeeming) Fund Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to a Fund or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give the name of the Fund, your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

  Regular Mail                             Overnight Delivery
  [Name of Fund]                           [Name of Fund]
  c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
  P.O. Box 701                             615 E. Michigan Street, Third Floor
  Milwaukee, WI 53202                      Milwaukee, WI  53202

If you complete the Redemption by Telephone portion of the Account Application Form, you may redeem all or some of your shares by calling the Transfer Agent at
(866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Transfer Agent's records. At your request, redemption proceeds may be wired on the next business day to the bank account designated on the Account Application Form. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application Form. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized requests. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone transaction privileges after your account is opened by calling the Transfer Agent at (866) 455-FUND [3863] for instructions.

You may have difficulties in making a telephone transaction during periods of abnormal market activity. If this occurs, you may mail your transaction request in writing to the address noted above.


Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application Form is received by a Fund. If you did not purchase your shares with a certified check or wire, a Fund may delay payment of your redemption proceeds for up to 12 days from date of purchase or until your check has cleared, whichever occurs first.

Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made. This does not apply to retirement plans or UGMA/UTMA accounts. You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.


Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Funds do not expect to do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another Fund on any business day by contacting the Transfer Agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days written notice to its shareholders. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing net asset value.


You may also exchange shares of any or all of an investment in the Funds for Class A shares of the First American Prime Obligations Fund (the "First American Fund"). This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions. Before exchanging into the First American Fund, you should read its prospectus. To obtain the First American Fund's prospectus and the necessary exchange authorization forms, call the Transfer Agent. This exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Fund.

You may exchange your shares by simply sending a written request to the Transfer Agent. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration. If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the "Selling (Redeeming) Fund Shares" section.

Pricing Fund Shares
Shares of each Fund are sold at net asset value per share (NAV), which is determined by a Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. A Fund's NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Additionally, while a Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share), the NAV of a Fund's shares may be determined on days the NYSE is closed for business if the Board of Trustees decides it is necessary. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of a Fund's securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs. There may be situations when a Fund is unable to receive an NAV from an Underlying Fund. In such case, shares of an Underlying Fund will be valued at its fair market value as determined in good faith by the Funds' Board of Trustees. The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

                           Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value and to reinvest all subsequent distributions. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.


                                      Taxes


Each Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Because everyone's tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.


                              Financial Highlights


This table shows the Funds' financial performance for the period shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information for the fiscal year ended 2003 was audited by Tait, Weller & Baker, the Funds' Independent Auditors. Their report and the Funds' financial statements are included in the Funds' most recent Annual Report to shareholders.


For a capital share outstanding throughout the period


                                                                    FundX Upgrader Fund
                                                          Year Ended         Period Ended
                                                       October 31, 2003  October 31, 2002 (1)
                                                       ----------------  -----------------

  Net asset value, beginning of period................      $22.61              $25.00
                                                      ----------------- ---------------------

  Income from investment operations:
       Net investment income (loss)(2)................       (0.11)              (0.03)
       Net realized and unrealized loss on investments        6.01               (2.17)
                                                      ----------------- ---------------------
  Total from investment operations....................        5.90               (2.20)
                                                      ----------------- ---------------------

  Less distributions:
       From net investment income.....................       --                  (0.19)
                                                      ----------------- ---------------------

  Net asset value, end of period......................      $28.51              $22.61
                                                      ================= =====================

  Total return........................................       26.09%              (8.90%)+

  Ratios/supplemental data:
  Net assets, end of period (thousands)...............    $137,557            $117,896
  Ratio of expenses to average net assets: (3)
       Before expense reimbursement...................        1.34%               1.44%**
       After expense reimbursement....................        1.34%               1.44%**
  Ratio of net investment income (loss) to
   average net assets:(3)
       Before expense reimbursement...................       (0.47%)             (0.79%)**
       After expense reimbursement....................       (0.47%)             (0.79%)**
  Portfolio turnover rate.............................         223%                208%+

**       Annualized.
+        Not Annualized.

(1)  Fund commenced operations on November 1, 2001.
(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Does not include expenses of investment companies in which the Fund invests.


For a capital share outstanding throughout the period


                                                      FundX Aggressive Upgrader Fund
                                                     Year Ended          Period Ended
                                                  October 31, 2003  October 31, 2002 (1)
                                                  ----------------  -----------------


  Net asset value, beginning of period............     $23.23              $25.00
                                                  ----------------  --------------------

  Income from investment operations:
       Net investment loss(2).....................      (0.11)              (0.05)
       Net realized and unrealized gain
         (loss) on investments                           7.69               (1.72)
                                                  ----------------  --------------------
  Total from investment operations................       7.58               (1.77)
                                                  ----------------  --------------------

  Net asset value, end of period..................     $30.81              $23.23
                                                  ================  ====================

  Total return....................................      32.63%              (7.08%)+

  Ratios/supplemental data:
  Net assets, end of period (thousands)...........     $20,734             $2,009
  Ratio of expenses to average net assets: (3)
       Before expense reimbursement...............       2.94%              12.27%**
       After expense reimbursement................       1.50%               1.50%**
  Ratio of net investment loss to average net
     assets: (3)
       Before expense reimbursement...............      (2.68%)            (11.74%)**
       After expense reimbursement................      (1.24%)             (0.97%)**
  Portfolio turnover rate.........................        128%                 182%


**       Annualized.
+        Not Annualized.

(1)  Fund commenced operations on July 1, 2002.
(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Does not include expenses of investment companies in which the Fund invests.


For a capital share outstanding throughout the period


                                                  FundX Conservative Upgrader Fund
                                                   Year Ended        Period Ended
                                                October 31, 2003   October 31, 2002(1)
                                                ----------------   -----------------


  Net asset value, beginning of period.........      $22.63               $25.00
                                               -----------------   -----------------

  Income from investment operations:
       Net investment loss(2)..................       (0.11)               (0.01)
       Net realized and unrealized gain
        (loss) on investments.....                     4.88                (2.36)
                                               -----------------   -----------------
  Total from investment operations.............        4.77                (2.37)
                                               -----------------   -----------------

  Less distributions:
       From capital gains......................       (0.06)               --
                                               -----------------   -----------------

  Net asset value, end of period...............      $27.34               $22.63
                                               =================   =================

  Total return.................................       21.15%               (9.48%)+

  Ratios/supplemental data:
  Net assets, end of period (thousands)........      $11,058              $3,391
  Ratio of expenses to average net assets: (3)
       Before expense reimbursement............        2.96%                8.75%**
       After expense reimbursement.............        1.50%                1.50%**
  Ratio of net investment loss to average
     net assets: (3)
       Before expense reimbursement............       (2.23%)              (7.48%)**
       After expense reimbursement.............       (0.77%)              (0.23%)**
  Portfolio turnover rate......................         198%                114%+



**       Annualized.
+        Not Annualized.

(1)  Fund commenced operations on July 1, 2002.
(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Does not include expenses of investment companies in which the Fund invests.



For a capital share outstanding throughout the period




                                                      FundX Flexible Income Fund
                                                   Year Ended       Period Ended
                                                October 31, 2003  October 31, 2002 (1)
                                                ----------------  -----------------

  Net asset value, beginning of period..........     $24.89              $25.00
                                                ----------------  -----------------

  Income from investment operations:
       Net investment income(2).................       0.89                0.07
       Net realized and unrealized gain
          (loss) on investments.................       2.71               (0.18)
                                                ----------------  -----------------
  Total from investment operations..............       3.60               (0.11)
                                                ----------------  -----------------

  Less distributions:
       From net investment income...............      (0.52)              --
                                                ----------------  -----------------

  Net asset value, end of period................     $27.97              $24.89
                                                ================  =================

  Total return..................................      14.69%              (0.44%)+

  Ratios/supplemental data:
  Net assets, end of period (thousands).........     $9,475              $3,633
  Ratio of expenses to average net assets: (3)
       Before expense reimbursement.............       2.60%               8.44%**
       After expense reimbursement..............       0.99%               0.99%**

  Ratio of net investment income (loss) to
     average net assets:(3)
       Before expense reimbursement.............       2.23%              (5.93%)**
       After expense reimbursement..............       3.84%               1.52%**
  Portfolio turnover rate.......................       173%                135%+


**       Annualized.
+        Not Annualized.

(1)  Fund commenced operations on July 1, 2002.
(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Does not include expenses of investment companies in which the Fund invests.



                                 Privacy Notice

The Funds collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms,

o Information you give us orally, and o Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.



                               FundX Upgrader Fund
                         FundX Aggressive Upgrader Fund
                        FundX Conservative Upgrader Fund
                           FundX Flexible Income Fund

               Each a series of Professionally Managed Portfolios

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You can get free copies of these documents, request other information and discuss your questions about the Funds by contacting the Funds at:

                                 [Name of Fund]
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                        Telephone: (866) 455-FUND [3863]

You can review and copy information including the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                                (1940 Act File Number 811-05037)



                       STATEMENT OF ADDITIONAL INFORMATION

                                February 16, 2004



                               FUNDX UPGRADER FUND
                         FUNDX AGGRESSIVE UPGRADER FUND
                        FUNDX CONSERVATIVE UPGRADER FUND
                           FUNDX FLEXIBLE INCOME FUND
                   series of Professionally Managed Portfolios
                        235 Montgomery Street, Ste. 1049
                             San Francisco, CA 94104
                                 (415) 986-7979


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated February 16, 2004, as may be revised, of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund ("Aggressive Fund"), the FundX Conservative Upgrader Fund ("Conservative Fund") and the FundX Flexible Income Fund ("Flexible Income Fund") (each a "Fund," collectively, the "Funds"), series of Professionally Managed Portfolios (the "Trust"). DAL Investment Company, LLC (the "Advisor") is the advisor to the Funds. A copy of the Funds' Prospectus is available by calling number listed above or (866) 455-FUND [3863].

The Funds' financial statements for the fiscal year or period ended October 31, 2003, are incorporated herein by reference to the Funds' Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.


                                TABLE OF CONTENTS
                                -----------------
THE TRUST......................................................................2
INVESTMENT OBJECTIVES, POLICIES AND RISKS......................................2
DISTRIBUTIONS AND TAX INFORMATION.............................................13
TRUSTEES AND EXECUTIVE OFFICERS...............................................15
THE FUNDS' INVESTMENT ADVISOR.................................................20
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................21
THE FUNDS' DISTRIBUTOR........................................................23
SERVICE PROVIDERS.............................................................24
PORTFOLIO TURNOVER............................................................25
CODE OF ETHICS................................................................26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................26
ANTI-MONEY LAUNDERING PROGRAM.................................................28
DETERMINATION OF SHARE PRICE..................................................28
CALCULATION OF PERFORMANCE DATA...............................................30
PROXY VOTING POLICIES AND PROCEDURES..........................................32
GENERAL INFORMATION...........................................................33
FINANCIAL STATEMENTS..........................................................33




                                    THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust on February 17, 1987. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The FundX Upgrader Fund commenced operations on June 21, 2002, when a series of Trust for Investment Managers (the "Predecessor Fund"), reorganized into the Fund, a newly formed series of the Trust.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS
                    -----------------------------------------

The FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each has an investment objective of long-term capital appreciation. The Flexible Income Fund has an investment objective of total return, which is capital appreciation plus current income. Each Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions" in this SAI). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security.

The following information supplements the discussion of the Funds' investment objectives and policies as set forth in their Prospectus. The Underlying Funds may use the techniques described below or other techniques not declared herein. There can be no guarantee that any Fund's objective will be attained.

Whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund's acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with a Fund's investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate, or other investments that a Fund would not, or could not, buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies. Each Fund pursues its investment objective by investing in shares of other open-end investment companies. The Funds currently intend to limit their investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal. As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Equity Securities. The Funds may invest in equity securities through their investment in the shares of the Underlying Funds. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. (Please see "Preferred Stock" below.) Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

To the extent a Fund invests in the equity securities of small or medium-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Preferred Stock. An Underlying Fund may invest in preferred stock. Preferred stock blends the characteristics of bonds and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Leverage through Borrowing. The Underlying Funds may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund's agreement with its lender, the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds. Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing. The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowings. A Fund will not borrow for leveraging. When borrowing, a Fund will be subject to risks similar to those listed above in the section "Leveraging Through Borrowing."

When-Issued Securities. An Underlying Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Convertible Securities and Warrants. An Underlying Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock.

A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Options and Futures. Underlying Funds may purchase and write call and put options on securities, securities indices, foreign currencies and may enter into futures contracts and use options on futures contracts with respect to such securities, indices and currencies. Underlying Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of their overall investment strategy. Underlying Funds normally segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging. Underlying Funds may also buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned.

There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds' securities to market changes. In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements. In these events, Underlying Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.

Forward Currency Contracts. An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Swap Contracts

Types of Swaps. Swaps are a specific type of OTC derivative involving privately negotiated agreements with a trading counter-party. An Underlying Fund may use the following (i) long equity swap contracts: where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contacts: where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences: equity swaps that contain both a long and short equity component.

Uses. An Underlying Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes - where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where an Underlying Fund expects significant demand for redemptions and; (iv) direct investment - where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management - where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund's investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. An Underlying Fund can use swaps for many purposes, including hedging and investment gain. An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counter-party to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit and Counter-party Risk. If the counter-party to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them. An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.

Management Risk. As noted above, an Underlying Fund's investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect an Underlying Fund's performance.

Illiquid Securities. Typically, an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by Underlying Funds. However, investing in Rule 144A securities could result in increasing the level of an Underlying Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Investment Company Act of 1940 provides that an Underlying Fund whose shares are purchased by a Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund's outstanding securities will be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund's net assets. However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund's portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying Fund may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash. Thus it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause a Fund to incur additional costs.

Securities Lending. An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked to market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and the Underlying Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of the Underlying Fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

Short Sales. An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked to market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Depositary Receipts. An Underlying Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Underlying Funds may also hold American Depositary Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

Risks of Investing in Foreign Securities. An Underlying Fund may invest directly in foreign securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. An Underlying Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's assets denominated in that currency. Such changes will also affect the Underlying Fund's income. The value of the Underlying Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. Many foreign securities in which an Underlying Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Underlying Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Underlying Fund shareholders.

Emerging Markets. Some of the securities in which an Underlying Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Underlying Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Corporate Debt Securities. Underlying Funds may invest in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's), commonly referred to "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Short-Term Investments. The Funds and Underlying Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds and Underlying Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Funds and Underlying Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Repurchase Agreements. The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. A Fund or an Underlying Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments. When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Fundamental Investment Restrictions. The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the 1940 Act. These investments restrictions do not impact the Underlying Funds. Each Fund may not:

1. Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.   Purchase or sell real estate, commodities or commodity contracts.

5. With respect to the FundX Upgrader Fund and the Flexible Income Fund, invest more than 25% of its total assets in the securities of any specific industry (other than investment companies). The Aggressive Fund and the Conservative Fund may concentrate their investments in any one industry or sector if, as a result, no more than 70% and 50%, respectively, of each Fund's assets will be invested in such industry or sector.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities or securities of other investment companies.)

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1.   Invest in any issuer for purposes of exercising control or management.

2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION
                        ---------------------------------

Distributions. The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year. Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information. Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). It is each Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

Each Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income. In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.


                         TRUSTEES AND EXECUTIVE OFFICERS
                         -------------------------------

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



-----------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                                                                                   Portfolios in
                                      Term of Office                                Fund Complex***     Other
       Name, Address   Position with   and Length of Principal Occupation During    Overseen by     Directorships
          and Age        the Trust      Time Served        Past Five Years            Trustees           Held
-----------------------------------------------------------------------------------------------------------------
                                             Independent Trustees of the Trust
-----------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*      Chairman and  Indefinite Term President, Talon              4                  None.
  (born 1943)          Trustee       since May 1991. Industries, Inc.
2020 E. Financial Way                                (administrative, management
Suite 100                                            and business consulting);
Glendora, CA 91741                                   formerly Chief Operating
                                                     Officer, Integrated Asset
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc. (investment
                                                     advisory and financial
                                                     publishing firm).
-----------------------------------------------------------------------------------------------------------------
Wallace L. Cook*       Trustee       Indefinite Term Retired.  Formerly Senior     4                  None.
  (born 1939)                        since May 1991. Vice President, Rockefeller
2020 E. Financial Way                                Trust Co.; Financial
Suite 100                                            Counselor, Rockefeller & Co.
Glendora, CA 91741
-----------------------------------------------------------------------------------------------------------------
Carl A. Froebel*       Trustee       Indefinite Term Private Investor.  Formerly   4                  None.
  (born 1938)                        since May 1991. Managing Director, Premier
2020 E. Financial Way                                Solutions, Ltd.  Formerly
Suite 100                                            President and Founder,
Glendora, CA 91741                                   National Investor Data
                                                     Services, Inc. (investment
                                                     related computer software).
-----------------------------------------------------------------------------------------------------------------
Rowley W.P. Redington* Trustee       Indefinite Term President; Intertech          4                  None.
  (born 1944)                        since May 1991. Computer Services Corp.
2020 E. Financial Way                                (computer services and
Suite 100                                            consulting).
Glendora, CA 91741
-----------------------------------------------------------------------------------------------------------------
                                              Interested Trustee of the Trust
-----------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**   Trustee       Indefinite Term Consultant since July 2001;   4                  Trustee,
  (born 1950)                        since May 1991. formerly, Executive Vice                         Managers
2020 E. Financial Way                                President, Investment                            Funds.
Suite 100                                            Company Administration, LLC
Glendora, CA 91741                                   ("ICA") (mutual fund
                                                     administrator and the
                                                     Portfolio's former
                                                     administrator).
-----------------------------------------------------------------------------------------------------------------
                                                 Officers of the Trust
-----------------------------------------------------------------------------------------------------------------
Robert M. Slotky       President     Indefinite Term Vice President, U.S.          Not                Not
(born 1947)                          since August    Bancorp Fund Services, LLC    Applicable         Applicable.
2020 E. Financial Way                2002.           since July 2001; formerly,
Suite 100                                            Senior Vice President, ICA
Glendora, CA 91741                                   (May 1997-July 2001).
-----------------------------------------------------------------------------------------------------------------
Eric W. Falkeis        Treasurer     Indefinite Term Vice President, U.S.          Not                Not
  (born 1973)                        since August    Bancorp Fund Services, LLC    Applicable         Applicable.
615 East Michigan St.                2002.           since 1997; Chief Financial
Milwaukee, WI 53202                                  Officer, Quasar
                                                     Distributors, LLC since
                                                     2000.
-----------------------------------------------------------------------------------------------------------------
Chad E. Fickett        Secretary     Indefinite Term Assistant Vice President,     Not                Not
  (born 1973)                        since March     U.S. Bancorp Fund Services,   Applicable         Applicable
615 East Michigan St.                2002.           LLC since July 2000.
Milwaukee, WI 53202
-----------------------------------------------------------------------------------------------------------------
* Denotes those  Trustees of the Trust who are not  "interested  persons" of the
Trust as defined under the 1940 Act ("Independent Trustees").
** Denotes  Trustee  who is an  "interested  person" of the Trust under the 1940
Act. Mr.  Paggioli is an  interested  person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Funds' principal underwriter.
*** The Trust is  comprised  of  numerous  portfolios  managed  by  unaffiliated investment  advisors.  The term "Fund  Complex"  applies only to the Funds.  The
Funds do not hold themselves out as related to any other series within the Trust for investment purposes,  nor do they share the same investment advisor with any other series.

Compensation. Set forth below is the rate of compensation received by the Trustees. Each Independent Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                              Pension or       Estimated  Total Compensation
                                              Retirement         Annual     from the Funds
                             Aggregate         Benefits         Benefits        and Fund
    Name of Person        Compensation From Accrued as Part of    Upon         Complex(2)
      /Position              the Trust(1)     Fund Expenses    Retirement   Paid to Trustees
------------------------- ----------------- ------------------ ---------- ------------------

Dorothy A. Berry, Trustee     $25,000             None             None          $25,000
------------------------- ----------------- ------------------ ---------- ------------------
Wallace L. Cook, Trustee      $20,000             None             None          $20,000
------------------------- ----------------- ------------------ ---------- ------------------
Carl A. Froebel, Trustee      $20,000             None             None          $20,000
------------------------- ----------------- ------------------ ---------- ------------------
Rowley W.P. Redington,
Trustee                       $20,000             None             None          $20,000
------------------------- ----------------- ------------------ ---------- ------------------
(1)  Trustees  fees and  expenses  are  allocated  among the Funds and the other portfolios comprising the Trust, therefore these figures represent payments from the entire Trust for the fiscal year ended October 31, 2003.
(2) There are currently numerous portfolios comprising the Trust. The term "Fund
Complex"  applies only to the Funds. For the fiscal year ended October 31, 2003,
Trustees'  fees and  expenses  in the amounts of $10,889,  $4,236,  $4,277,  and
$4,358 were  allocated to the FundX  Upgrader  Fund,  the  Aggressive  Fund, the
Conservative Fund and the Flexible Income Fund, respectively.



Trust Committees. The Trust has two standing committees: the Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Trustees who are not "interested persons" as defined under the 1940 Act ("Independent Trustees"). It does not include interested Trustees of the Trust. The Audit Committee typically meets once per year with respect to the various series of the Trust, and may meet more frequently. As the Funds are new, the Audit Committee has not yet met with respect to the Funds. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of a Fund's pricing and financial reporting. The Audit Committee met once with respect to each of the Funds during the Funds' prior fiscal year.

The Valuation Committee is comprised of one or more Independent Trustees and the Trust's Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee did not meet with respect to the Funds during the Funds' prior fiscal year.

The Board of Trustees does not have a formal nominating committee; however, the policy of the Board is that nominees wishing to serve as Independent Trustee will be subject to the review of, and selection by, the current Independent Trustees.

Control Persons, Principal Shareholders, and Management Ownership. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of January 31, 2004, the following shareholders were considered to be either a control person or principal shareholder of a Fund:


                               FundX Upgrader Fund
----------------------------------- ------------------------- -----------------
Name and Address                         % Ownership          Type of Ownership
----------------------------------- ------------------------- -----------------
Charles Schwab & Company, Inc.
101 Montgomery St.
San Francisco, CA 94104-4122                40.81%                 Record

National Financial Services, LLC
200 Liberty Street
New York, NY 10281-1003                     23.62%                 Record

National Investors Services Corp.
55 Water St., 32nd Floor
New York, NY 10041-3299                     10.50%                 Record
----------------------------------- ------------------------- -----------------

                                 Aggressive Fund
----------------------------------- ------------------------- -----------------
Name and Address                         % Ownership          Type of Ownership
----------------------------------- ------------------------- -----------------
Charles Schwab & Company, Inc.
101 Montgomery St.
San Francisco, CA 94104-4122
                                            42.53%                 Record

National Financial Services, LLC
200 Liberty Street
New York, NY 10281-1003                     28.23%                 Record

National Investors Services Corp.
55 Water St., 32nd Floor
New York, NY 10041-3299                     10.15%                 Record
----------------------------------- ------------------------- -----------------

                                Conservative Fund
----------------------------------- ------------------------- -----------------
Name and Address                         % Ownership          Type of Ownership
----------------------------------- ------------------------- -----------------
Charles Schwab & Company, Inc.
101 Montgomery St.
San Francisco, CA 94104-4122                42.48%                 Record

National Financial Services, LLC
200 Liberty Street
New York, NY 10281-1003                     26.49%                 Record

National Investors Services Corp.
55 Water St., 32nd Floor
New York, NY 10041-3299                     8.39%                  Record
----------------------------------- ------------------------- -----------------

                              Flexible Income Fund
----------------------------------- ------------------------- -----------------
Name and Address                         % Ownership          Type of Ownership
----------------------------------- ------------------------- -----------------
Charles Schwab & Company, Inc.
101 Montgomery St.
San Francisco, CA 94104-4122                59.38%                 Record

National Financial Services, LLC
200 Liberty Street
New York, NY 10281-1003                     22.98%                 Record
----------------------------------- ------------------------- -----------------


The Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of a Fund. However, as of December 31, 2003, Mr. Cook, an Independent Trustee of the Trust, beneficially owned shares of each Fund with a total value, as of that date, between $1 and $10,000. No other Trustee, including the remainder of the Independent Trustees, beneficially own shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.


                          THE FUNDS' INVESTMENT ADVISOR
                          -----------------------------

As stated in the Prospectus, investment advisory services are provided to the Funds by DAL Investment Company, LLC, 235 Montgomery Street, Suite 1049, San Francisco, California 94104, the Advisor, pursuant to two separate Investment Advisory Agreements. (the "Advisory Agreements"). As compensation, the FundX Upgrader Fund, the Aggressive Fund and the Conservative Fund each pay the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%. The Flexible Income Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.70%. For the fiscal periods ended October 31, the Funds paid the following fees to the Advisor:


--------------------------------------------------------------------------------
                               FundX Upgrader Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----

Fees Accrued                      $1,115,788                    $1,042,938

Fees Waived                       $0                            $0

Net Advisory Fee Paid             $1,115,788                    $1,042,938

--------------------------------- ----------------------------- ----------------
* Reflects payments by the Predecessor Fund and the Fund.


--------------------------------------------------------------------------------
                                 Aggressive Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----

Fees Accrued                      $59,018                       $4,707

Fees Waived                       $85,331                       $51,309

Net Advisory Fee Paid**           $0                            $0
--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.
** The Advisor reimbursed the Fund an additional $26,313 and $46,602 in expenses for the fiscal periods ended 2003 and 2002, respectively.


--------------------------------------------------------------------------------
                                Conservative Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----

Fees Accrued                      $56,223                       $6,853

Fees Waived                       $82,268                       $50,306

Net Advisory Fee Paid**           $0                            $0

--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.
** The Advisor reimbursed the Fund an additional $26,045 and $43,453 in expenses for the fiscal periods ended 2003 and 2002, respectively.


--------------------------------------------------------------------------------
                              Flexible Income Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----
Fees Accrued                      $41,267                       $4,796

Fees Waived                       $95,227                       $51,857

Net Advisory Fee Paid**           $0                            $0
--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

** The Advisor reimbursed the Fund an additional $53,960 and $47,061 in expenses for the fiscal periods ended 2003 and 2002, respectively.


After an initial two-year term, each Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund, and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time, without penalty, by either party to an Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


In renewing the Agreements at a regularly scheduled board meeting in September 2003, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Funds; (b) the appropriateness of the fees paid by each Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreements to the Advisor; and (e) the nature of the Funds' investments. After reviewing various information, the Board of Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement were fair and reasonable based on various factors, including that the Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Funds and is capable to offer its services to the Funds, the fees paid by the Funds to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies in relevant peer groups of similar objectives and the Advisor's brokerage practices were reasonable efficient.


The Advisor has also entered into Operating Expenses Limitation Agreements in which it has agreed to keep the Funds' expenses to a certain minimum (as described in the Fee Table for the Funds). Under the expense limitation agreement, the Advisor may be reimbursed for fees reduced or expenses paid during a Fund's prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

In connection with its duties to arrange for the purchase and sale of portfolio securities, the Advisor may use broker-dealers who will, in the Advisor's judgment, implement a Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Advisor as its adviser or having the same administrator or principal underwriter as the Funds. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Funds or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Funds. The Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions.

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions with broker-dealers, if any, on behalf of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.


For the fiscal periods ended October 31, the Funds paid the following in brokerage commissions:


--------------------------------------------------------------------------------
                               FundX Upgrader Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----
Brokerage Commissions Paid        $0                            $8,244
--------------------------------- ----------------------------- ----------------
* Reflects payments by the Predecessor Fund and the Fund.

--------------------------------------------------------------------------------
                                 Aggressive Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----
Brokerage Commissions Paid        $0                            $0
--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.
--------------------------------------------------------------------------------
                                Conservative Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----
Brokerage Commissions Paid        $0                            $0
--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

--------------------------------------------------------------------------------
                              Flexible Income Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----
Brokerage Commissions Paid        $0                            $0
--------------------------------- ----------------------------- ----------------

* Reflects the fiscal period July 1, 2002 through October 31, 2002.


                             THE FUNDS' DISTRIBUTOR
                             ----------------------

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Funds' distributor, provides certain administration services and promotes and arranges for the sale of the Funds' shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. The offering of the Funds' shares is continuous.

After its initial two year term, the Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

                                SERVICE PROVIDERS
                                -----------------

The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bank, National Association, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.


U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 ("USBFS") provides administrative services to the Funds pursuant to a Fund Administration Servicing Agreement. The Fund Administration Servicing Agreement provides that USBFS will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and USBFS. For the fiscal periods ended October 31, the Funds paid the following in administration fees:


--------------------------------------------------------------------------------
                                      FundX Upgrader Fund
--------------------------------------------------------------------------------
                                  2003                          2002*
                                  ----                          -----

Administration Fee Paid           $111,580                      $107,534

--------------------------------- ----------------------------- ----------------
* Reflects payments by the Predecessor Fund and the Fund.

--------------------------------------------------------------------------------
                                        Aggressive Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Administration Fee Paid           $5,899                        $984

--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

--------------------------------------------------------------------------------
                                       Conservative Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Administration Fee Paid           $5,617                        $984

--------------------------------- ----------------------------- ----------------

* Reflects the fiscal period July 1, 2002 through October 31, 2002.

--------------------------------------------------------------------------------
                                      Flexible Income Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Administration Fee Paid           $5,889                        $1,084

--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.


Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Funds. Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, are the independent auditors for the Funds.


                               PORTFOLIO TURNOVER
                               ------------------


Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) may result in a greater number of transactions, which may result in the realization of capital gains and higher transactions costs. In addition, high portfolio turnover rates could have a negative impact on Fund performance in general. For the fiscal periods ended October 31, the Funds had the following portfolio turnover rates:


--------------------------------------------------------------------------------
                               FundX Upgrader Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Portfolio Turnover Rate           223%                          208%

--------------------------------- ----------------------------- ----------------
* Reflects rates for the Predecessor Fund and the Fund.

--------------------------------------------------------------------------------
                                 Aggressive Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Portfolio Turnover Rate           128%                          182%

--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

--------------------------------------------------------------------------------
                                Conservative Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Portfolio Turnover Rate           198%                          114%

--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

--------------------------------------------------------------------------------
                              Flexible Income Fund
--------------------------------------------------------------------------------

                                  2003                          2002*
                                  ----                          -----

Portfolio Turnover Rate           173%                          135%
--------------------------------- ----------------------------- ----------------
* Reflects the fiscal period July 1, 2002 through October 31, 2002.

Portfolio turnover for the Aggressive Fund decreased markedly in 2003, while portfolio turnover rates for the Conservative Fund and the Flexible Income Fund increased somewhat. In such instance, the change in Fund portfolio turnover rates was due to either an increase or decrease in the number of Fund transactions in response to market conditions, as the case may be.


                                 CODE OF ETHICS
                                 --------------

The Trust, the Advisor and the Distributor have each adopted Codes of Ethics (the "Codes") that govern the conduct of employees of the Trust, the Advisor and the Distributor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require, under certain circumstances, pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Funds or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares. The public offering price of Fund shares is the net asset value. Each Fund receives the entire purchase price. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time on any day in which it will be open for trading. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


The Funds reserve the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds' shares. A purchase order may be refused if, in the Advisor's opinion, it is so large it would disrupt the management of a Fund. For example, a purchase order may be refused if, in the Advisor's opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.


How to Sell Shares. You can sell your Fund shares any day the NYSE is open for regular trading. The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Delivery of redemption proceeds. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to a Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

Automatic Investment Plan. As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Funds. The market value of a Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          ANTI-MONEY LAUNDERING PROGRAM
                          -----------------------------


The Trust, on behalf of the Funds, has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                          DETERMINATION OF SHARE PRICE
                          ----------------------------

Shares of the Funds are sold on a continual basis at the net asset value (NAV) per share next computed following acceptance of an order by a Fund. A Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds do not expect to determine the NAV of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share. However, the NAV of a Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.


The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time. An example of how the Funds calculated their NAV per share as of October 31, 2003 is as follows:


                            Net Assets
                       ----------------------- =       Net Asset Value Per Share
                        Shares Outstanding

FundX Upgrader Fund        $137,557,234
                       ----------------------- =                $28.51
                            4,824,673

Aggressive Fund            $20,734,368
                       ----------------------- =                $30.81
                             673,052

Conservative Fund          $11,058,070
                       ----------------------- =                $27.34
                             404,486

Flexible Income Fund        $9,474,863
                       ----------------------- =                $27.97
                             338,806


Generally, a Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

                         CALCULATION OF PERFORMANCE DATA
                         -------------------------------


Performance information in the Funds' Prospectus is calculated in accordance with the methods discussed below. A Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.


Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


Average Annual Total Return. Average annual total return quotations used in each Fund's advertising and promotional materials are calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


The average annual total return computed at the public offering price (net asset value) for the Funds for the fiscal year ended October 31, 2003 was as follows:

                                                One Year        Since Inception*
                                                --------        ----------------
        FundX Upgrader Fund                       26.09%               7.19%
        FundX Aggressive Upgrader Fund            32.63%              16.95%
        FundX Conservative Upgrader Fund          21.15%               7.16%
        FundX Flexible Income Fund                14.69%              10.45%

* The inception date for the FundX Upgrader Fund was November 1, 2001. The inception date for the Aggressive Fund, the Conservative Fund and the Flexible Income Fund was July 1, 2002.


Average  Annual  Total  Return  (after  Taxes  on  Distributions).   The  Funds'
quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATV
                                               D

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Funds for the fiscal year ended October 31, 2003 was as follows:

                                                One Year        Since Inception*
                                                --------        ----------------
        FundX Upgrader Fund                       26.09%               7.04%
        FundX Aggressive Upgrader Fund            32.63%              16.95%
        FundX Conservative Upgrader Fund          21.03%               7.08%
        FundX Flexible Income Fund                13.88%               9.87%

* The inception date for the FundX Upgrader Fund was November 1, 2001. The inception date for the Aggressive Fund, the Conservative Fund and the Flexible Income Fund was July 1, 2002. Average Annual Total Return (after Taxes on Distributions and Redemptions). The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:


                                        n
                                P(1 + T)  = ATV
                                               DR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


The average annual total return (after taxes on distributions and redemptions) computed at the public offering price (net asset value) for the Funds for the fiscal year ended October 31, 2003 was as follows:

                                                One Year        Since Inception*
                                                --------        ----------------
        FundX Upgrader Fund                       16.96%               6.04%
        FundX Aggressive Upgrader Fund            21.21%              14.47%
        FundX Conservative Upgrader Fund          13.74%               6.04%
        FundX Flexible Income Fund                 9.49%               8.53%

* The inception date for the FundX Upgrader Fund was November 1, 2001. The inception date for the Aggressive Fund, the Conservative Fund and the Flexible Income Fund was July 1, 2002.

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Funds that delegate the responsibility for voting proxies to the Advisor, subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted its own Policies and Procedures ("Advisor's Policies") that underscore the Advisor's concern that all proxies voting decisions be made in the best interests of the Funds' shareholders. The Advisor's Policies dictate that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors. The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor's interests and the Funds' interests, the Advisor will resolve such conflict in the best interests of Fund shareholders. Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting, (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent, or (c) make other voting arrangements consistent with pursuing the best interests of Fund shareholders.

The Funds will be required to file new Form N-PX, with the Funds' complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX is due no later than August 31, 2004. Once filed, Form N-PX for the Funds will be available without charge, upon request, by calling toll-free (866) 455-FUND [3863], and on the SEC's website at www.sec.gov.


                               GENERAL INFORMATION
                               -------------------

The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of a Fund upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only a Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund's assets for any shareholder held personally liable for obligations of a Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of a Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

                              FINANCIAL STATEMENTS
                              --------------------


The Funds' annual report to shareholders for their fiscal year ended October 31, 2003 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                   APPENDIX A
                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



                                     PART C

                                OTHER INFORMATION
                             (FundX Upgrader Funds)

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated February 17, 1987 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Amended and Restated Bylaws was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 18, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreements

     (i) Investment Advisory Agreement for FundX Upgrader Fund is filed herewith.

     (ii) Investment Advisory Agreement for FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund is filed herewith.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Operating Expenses Limitation Agreement for FundX Upgrader Fund is filed herewith.

     (v) Operating Expenses Limitation Agreement for FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund is filed herewith.

     (vi) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

(i)  Opinion and Consent of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated September 27, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriters.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
           Alpine Income Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.         Matrix Advisors Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                 TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                         Wexford Trust
         Guinness Atkinson Funds                       Zodiac Trust
       Harding, Loevner Funds, Inc.

----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Michael Zielinski    Secretary                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not applicable.


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------------- ------------------------------------
Records Relating to:                        Are located at:
------------------------------------------- ------------------------------------
Registrant's Fund Administrator,            U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent          615 East Michigan Street, 3rd Floor
                                            Milwaukee, WI  53202
------------------------------------------- ------------------------------------
Registrant's Custodian                      U.S. Bank, National Association
                                            425 Walnut Street
                                            Cincinnati, OH  45202
------------------------------------------- ------------------------------------
Registrant's Investment Advisor             DAL Investment Company, LLC
                                            235 Montgomery Street, Suite 1049
                                            San Francisco, CA 94104
------------------------------------------- ------------------------------------


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 13th day of February, 2004.


                                           Professionally Managed Portfolios

                                           By: /s/ Robert M. Slotky*
                                             -----------------------------------
                                               Robert M. Slotky
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on February 13, 2004.

Signature         Title

/s/ Steven J. Paggioli*
-------------------------
Steven J. Paggioli                             Trustee

/s/ Dorothy A. Berry*
-------------------------
Dorothy A. Berry                               Trustee

/s/ Wallace L. Cook*
-------------------------
Wallace L. Cook                                Trustee

/s/ Carl A. Froebel*
-------------------------
Carl A. Froebel                                Trustee

/s/ Rowley W. P. Redington*
-------------------------
Rowley W. P. Redington                         Trustee

/s/ Robert M. Slotky*
-------------------------
Robert M. Slotky                               President

/s/ Eric W. Falkeis*
-------------------------
Eric W. Falkeis                                Treasurer and Principal Financial
                                               and Accounting Officer

*  By /s/ Eric W. Falkeis
   ----------------------
          Eric W. Falkeis
          Attorney-in-Fact pursuant to Power
          of Attorney



EXHIBIT INDEX

Exhibit                                                              Exhibit No.
-------                                                              -----------

Investment Advisory Agreement for FundX Upgrader Fund                 EX-99.d.i

Investment Advisory Agreement for FundX Aggressive Upgrader Fund,
FundX Conservative Upgrader Fund, and FundX Flexible Income Fund      EX-99.d.ii

Operating Expenses Limitation Agreement for FundX Upgrader Fund       EX-99.h.iv

Operating Expenses Limitation Agreement for FundX Aggressive
Upgrader Fund, FundX Conservative Upgrader Fund, and FundX
Flexible Income Fund                                                  EX-99.h.v

Consent of Independent Public Accountants                             EX-99.j.